Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of Borrowings

TCHF	December 31, 2022		December 31, 2021
	Non-current	Current	Non-current	Current
Bank loans	16	372	396	28
Other financial liability	—	—	—	67

Total	16	372	396	95